Income Taxes, Net Deferred Income Tax Liability (Details) - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Deferred Tax Assets [Abstract]
Allowance for doubtful accounts	$ 3	$ 3
Deferred gain on sale-leaseback	5	5
Accrued liabilities and reserves	104	64
Inventories	10	9
Net operating loss carryforward	291	348
Interest expense carryforward	28	35
Derivatives	127	0
Lease liability	147	0
Research and development credit carryforward	11	12
Federal and state tax credits	14	11
Other	33	40
Total deferred tax assets	773	527
Valuation allowance	(150)	(141)
Total deferred tax assets, net of valuation allowance	623	386
Deferred Tax Liabilities [Abstract]
Property, plant and equipment	429	487
Intangible assets	588	597
Leased asset	142	0
Included in held for sale	(4)	0
Other	15	63
Total deferred tax liabilities	1,170	1,147
Net deferred tax liability	(547)	(761)
Net deferred tax liabilities	601	$ 803
Other Assets [Member]
Deferred Tax Liabilities [Abstract]
Net deferred tax assets	$ 54